Non-current assets of disposal groups classified as held for sale (Details Narrative) - CLP ($) $ in Thousands	Feb. 24, 2025	Dec. 13, 2024	Jun. 24, 2024	Apr. 03, 2024
IfrsStatementLineItems [Line Items]
Disposal groups classified as held for sale	$ 1,295,043	$ 797,168		$ 49,681,035
Profit before income tax	788,190			28,668,933
Determined and a net income effect	575,379			$ 20,928,321
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Disposal groups classified as held for sale	3,684,135
Profit before income tax	1,330,299	2,019
Determined and a net income effect	$ 871,346	$ 1,322
Property plant and equipment			$ 2,183,871